Income tax benefit - Summary of Income tax benefit (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (8,906)	$ (12,765)	$ (10,568)
Tax at the statutory tax rate of 26% (2020 & 2019 27.5%)	(2,316)	(3,511)	(2,906)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development claim		280	394
Amortisation of intangibles	348	298
Employee option plan	175	72	67
Gain/loss on revaluation of contingent consideration	707	131	17
Prior year tax losses not recognised now recouped	(1,086)	(2,730)	(2,428)
Adjustment to deferred tax balances as a result of change in statutory tax rate	(186)
Tax losses and timing differences not recognised	788	2,432	2,130
Income tax benefit	(484)	(298)	(298)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	70,896	67,430	57,050
Potential tax benefit	18,433	17,531	15,689
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	2,038	1,570	2,366
Potential tax benefit	$ 428	$ 330	$ 497